Notes to the Balance Sheet - Summary of Accounts Payables (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Accounts Payable [Line Items]
Trade Accounts Payable	€ 73,787	€ 47,818
Accruals	113,055	79,200
Other current liabilities	1,235	1,536
Accounts payable and accrued expenses current	€ 188,077	€ 128,554